Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,833,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,848.64
Total Offset Amount	0.00
Net Fee	7,848.64
Narrative - Max Aggregate Offering Price	$ 56,833,000.00
Final Prospectus	true